Report of
Independent Registered Public
Accounting Firm
To the Board of Directors and
Unitholders of CPG Vintage Access
Fund II, LLC
In planning and performing our
audit of the consolidated financial
statements of CPG Vintage Access
Fund II, LLC and its subsidiaries
(collectively referred to as the
"Fund") as of and for the year ended
March 31, 2024 (hereafter referred to
as "financial statements"), in
accordance with the standards of the
Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Fund's
internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures
for the purpose of expressing our
opinion on the financial statements
and to comply with the requirements
of Form N-CEN, but not for the
purpose of expressing an opinion on
the effectiveness of the Fund's
internal control over financial
reporting. Accordingly, we do not
express an opinion on the
effectiveness of the Fund's internal
control over financial reporting.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of controls.
A company's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the
preparation of financial statements
for external purposes in accordance
with generally accepted accounting
principles. A company's internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements
in accordance with generally
accepted accounting principles, and
that receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
company's assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance with
the policies or procedures may
deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent
or detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control over
financial reporting, such that there is
a reasonable possibility that a
material misstatement of the
company's annual or interim
financial statements will not be
prevented or detected on a timely
basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control over
financial reporting that might be
material weaknesses under standards
established by the PCAOB. However,
we noted no deficiencies in the
Fund's internal control over financial
reporting and its operation,
including controls over safeguarding
securities, that we consider to be a
material weakness as defined above
as of March 31, 2024.
This report is intended solely for the
information and use of the Board of
Directors of CPG Vintage Access
Fund II, LLC and the Securities and
Exchange Commission and is not
intended to be and should not be
used by anyone other than these
specified parties.

   /s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 31, 2024

PricewaterhouseCoopers LLP,
Two Commerce Square, Suite
1800, 2001 Market Street,
Philadelphia, PA 19103-7042
T: (267) 330 3000,
www.pwc.com/us